Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. COMMITMENTS AND CONTINGENCIES

Biznest leases offices, employee dormitories, and factory space in Shenzhen, China. Lease agreements expired on various dates through November 2018. Afterwards the Company did not have any long term lease agreement. For the first six months ended June 30, 2018, the rental expense was approximately $3,000.

On December 12, 2018, Information Security Technology International Co. Limited, a Company’s wholly owned subsidiary (“the Subsidiary”) entered into a non-exclusive joint venture agreement with [suggest to either disclose the full name or remove the name] a permanent resident of Republic of Singapore, to form Asia Taoping PTE. LTD. (“Asia Taoping”) for providing Internet + Sharing New Media Platform service and other business to South East Asia countries. The Subsidiary owns 10% of equity interest of and contributes registered capital approximately $369,000 to Asia Taoping. Capital contribution is made in installments, of which the first installment is to be contributed within 300 days from the execution date of the joint venture agreement. The Subsidiary has not made the first installment of capital contribution to Asia Taoping. The Subsidiary provides hardware, software platform, and services to the joint venture. Asia Taoping is a corporate joint venture and the Subsidiary does not exercise significant influence, therefore, the investment in Asia Taoping will be accounted for using cost method in Long-Term Investment. Revenue generated from sales of hardware and services rendered are accounted for related-party transactions.

We may be subject to legal proceedings, investigations, and claims incidental to conduct of our business from time to time. We are currently subject to legal or arbitration proceedings with customers pertaining to our performance of the sales contracts. The Company estimates, with 50% of probability, a possible loss ranging from approximately $ 0 to $300,000, if the proceedings are ruled by arbitration.